                              HSBC INVESTOR
                            MONEY MARKET FUND


                              HSBC INVESTOR
                             U.S. GOVERNMENT
                            MONEY MARKET FUND


  PROSPECTUS
  FEBRUARY 29, 2000
  AS SUPPLEMENTED
  THROUGH SEPTEMBER 11, 2000

                              HSBC INVESTOR
                            NEW YORK TAX-FREE
                            MONEY MARKET FUND


                      HSBC INVESTOR FAMILY OF FUNDS

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
         HSBC INVESTOR FUNDS    TABLE OF CONTENTS


                           [LOGO]  RISK/RETURN SUMMARY AND FUND EXPENSES
----------------------------------------------------------------------------------------
Carefully review this                3  HSBC Investor Money Market Fund
important section, which             9  HSBC Investor U.S. Government Money Market Fund
summarizes each Fund's              15  HSBC Investor New York Tax-Free Money Market Fund
investments, risks, past
performance, and fees.

                           [LOGO]  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
----------------------------------------------------------------------------------------
Review this section for             22  HSBC Investor Money Market Fund
information on investment           23  HSBC Investor U.S. Government Money Market Fund
strategies and risks.               24  HSBC Investor New York Tax-Free Money Market Fund

                           [LOGO]  FUND MANAGEMENT
----------------------------------------------------------------------------------------
Review this section                 28  The Investment Adviser
for details on                      28  The Distributor and Administrator
the people and
organizations who provide
services to the Funds.

                           [LOGO]  SHAREHOLDER INFORMATION
----------------------------------------------------------------------------------------
Review this section for             29  Pricing of Fund Shares
details on how                      30  Purchasing and Adding to Your Shares
shares are valued, and              33  Selling Your Shares
how to purchase,                    35  General Policies on Selling Shares
sell and exchange shares.           37  Distribution Arrangements/Sales Charges
This section also describes         41  Exchanging Your Shares
related charges and                 42  Dividends, Distributions and Taxes
payments of dividends
and distributions.

                           [LOGO]  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------
Review this section                 45  HSBC Investor Money Market Fund
for details on selected             48  HSBC Investor U.S. Government Money Market Fund
financial statements                51  HSBC Investor New York Tax-Free Money Market Fund
of the Funds.


                           [LOGO]  TAX EQUIVALENT YIELD TABLES
----------------------------------------------------------------------------------------

HSBC Investor Money Market Fund
Risk/Return Summary and Fund Expenses [LOGO]

The following is a summary of certain key information about the Funds. You will find additional information about the Funds, including a detailed description of the risks of an investment in the Funds, after this summary.


                                   HSBC INVESTOR MONEY MARKET FUND

INVESTMENT OBJECTIVE               The investment objective of the Money Market
                                   Fund is to provide shareholders of the Fund
                                   with liquidity and as high a level of current
                                   income as is consistent with the preservation
                                   of capital.

PRINCIPAL                          The Fund seeks to achieve its investment
INVESTMENT STRATEGIES              objective by investing the assets of the Fund
                                   in a portfolio of high quality money market
                                   instruments with maturities of 397 days or
                                   less and a dollar-weighted average portfolio
                                   maturity of 90 days or less, and repurchase
                                   agreements with respect to these types of
                                   obligations.

                                   The Fund invests primarily in bank
                                   certificates of deposit, bankers'
                                   acceptances, prime commercial paper,
                                   corporate obligations, municipal obligations, and U.S. government securities.

                                   The Fund may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of financial institutions.

PRINCIPAL INVESTMENT RISKS         AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF
                                   HSBC BANK USA ('HSBC') AND IS NOT INSURED OR
                                   GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
                                   CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                                   ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE
                                   OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS
                                   POSSIBLE TO LOSE MONEY BY INVESTING IN THE
                                   FUND.

                                   Market Risk: The Fund's performance per share will change daily based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

                                   Interest Rate Risk: Changes in interest rates will affect the yield or value of the Fund's investments in debt securities. If interest rates rise, the value of the Fund's investments may fall. Conversely, if interest rates fall, the value of the Fund's investments may rise.

                                   Credit Risk: The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation.

HSBC Investor Money Market Fund
Risk/Return Summary and Fund Expenses [LOGO]

WHO MAY WANT TO INVEST?            Consider investing in the Fund if you:
                                     Are seeking preservation of capital
                                     Have a low risk tolerance
                                     Are willing to accept lower potential returns
                                     in exchange for a high degree of safety
                                     Are investing for a short-term

                                   This Fund will not be appropriate for anyone:
                                     Seeking high total returns
                                     Pursuing a long-term goal or investing for retirement

                                   The investment objective and strategies of the Fund are not fundamental and may be changed without approval of Fund shareholders. If there is a change in the investment objective and strategies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

HSBC Investor Money Market Fund
Risk/Return Summary and Fund Expenses [LOGO]



The bar chart on this page shows the Money Market Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.



The returns for Class B, Class C, Class D and Adviser (Class Y) Shares will differ from the Class A returns shown in the bar chart because of differences in expenses of each class.


                                                PERFORMANCE BAR
                                                CHART AND TABLE


                             Year-by-Year
                             Total Returns
                             as of 12/31
                             for Class A
                             Shares

                             1999
                             4.62%


                            Of course, past performance does not indicate how the Fund will perform in the future.

                            Best quarter:   Q4 Dec. 99 +1.22%
                            Worst quarter:  Q2 June 99 +1.07

HSBC Investor Money Market Fund
Risk/Return Summary and Fund Expenses [LOGO]



The table below lists the average annual total return for each class of shares for various time periods.


  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 1999)



                             INCEPTION     PAST        SINCE
                                DATE       YEAR      INCEPTION
                           ---------------------------------------
  CLASS A                  Nov. 13, 1998    4.62%           4.66%
                           ---------------------------------------
  CLASS B
  (with applicable CDSC)   N/A               N/A            N/A*
                           ---------------------------------------
  CLASS C
  (with applicable CDSC)   N/A               N/A            N/A*
                           ---------------------------------------
  CLASS D                  Apr. 1, 1999      N/A            N/A'D'
                           ---------------------------------------
  ADVISER (CLASS Y)        Nov. 12, 1998    4.98%           5.01%
                           ---------------------------------------
  LIPPER MONEY MARKET
  FUNDS AVERAGE                             4.49%           4.49%**
                           ---------------------------------------



As of December 31, 1999 the 7-day yields of the Fund's Class A, B, C, D and Y shares were 5.34%, N/A, N/A, 5.50%, and 5.76%, respectively. For current yield information on the Fund, call 1-800-782-8183. The Money Market Fund's yield appears in the Wall Street Journal each Thursday.



* Average annual return information is not provided because there were no Class B or Class C shareholders as of the date of this Prospectus.



'D' Average annual return information is not provided because Class D shares were outstanding for less than one year.



**  Since October 31, 1998.

HSBC Investor Money Market Fund
Risk/Return Summary and Fund Expenses [LOGO]


MONEY MARKET FUND

As an investor in the Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

The Fund offers five different types of shares:

CLASS A SHARES (or 'Investor Shares') are offered to the public, customers of Shareholder Servicing Agents and certain securities brokers on a continuous basis with no sales charge on purchases.

CLASS B SHARES are not offered for sale but are only offered as an exchange option. See 'Exchanging Your Shares.'


CLASS C SHARES are primarily offered as an exchange option, see 'Exchanging Your Shares,' but are also available for purchase by customers of HSBC Bank USA sweep programs.


CLASS D SHARES (or 'Private Investor Shares') are identical to Class A Shares, except that Class D Shares are offered only to domestic private banking clients and are subject to lower operating expenses.


ADVISER (CLASS Y) SHARES are continuously offered for sale only to customers of Shareholder Servicing Agents. At present, the only Shareholder Servicing Agents for Class Y Shares are the Fund's Investment Adviser (HSBC) and its affiliates.

                                                             FEES AND EXPENSES


SHAREHOLDER
FEES
(FEES PAID
DIRECTLY FROM                  A        B        C        D        Y
YOUR INVESTMENT)             SHARES   SHARES   SHARES   SHARES   SHARES

Maximum sales charge (load)
on purchases                  None     None     None     None     None
----------------------------------------------------------------------
Maximum deferred sales
charge (load) on redemptions  None    4.00%    1.00%     None     None

ANNUAL FUND
OPERATING
EXPENSES
(EXPENSES THAT
ARE DEDUCTED                   A        B        C        D        Y
FROM FUND ASSETS)            SHARES   SHARES   SHARES   SHARES   SHARES
Management fee               0.20%    0.20%    0.20%    0.20%    0.20%
----------------------------------------------------------------------
Distribution
(12b-1) fee                  0.00%*   0.75%    0.75%    0.00%*    None
----------------------------------------------------------------------
 Shareholder
 servicing fees              0.60%    0.25%    0.25%    0.25%     None

 Other operating expenses    0.18%    0.18%    0.18%    0.18%    0.18%

Total other expenses:        0.78%    0.43%    0.43%    0.43%    0.18%
----------------------------------------------------------------------
Total Fund
operating expenses           0.98%    1.38%    1.38%    0.63%    0.38%
----------------------------------------------------------------------

The Fund's Statement of Additional Information contains more detailed discussion of the different classes of shares.


 * There are 12b-1 plans for Class A and Class D Shares, which authorize payments up to .25% of the Fund's assets. To date, no payments under the 12b-1 plans have been made.

HSBC Investor Money Market Fund
Risk/Return Summary and Fund Expenses [LOGO]


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   redemption at the end of each period (unless otherwise indicated) no changes in the Fund's operating expenses


Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.
                                                   EXAMPLE

                        1      3       5        10
MONEY MARKET FUND      YEAR   YEARS   YEARS   YEARS
CLASS A SHARES         $100   $312    $542    $1,201
----------------------------------------------------
CLASS B SHARES
  Assuming
  Redemption           $540   $637    $755    $1,449
  Assuming no
  Redemption           $140   $437    $755    $1,449
----------------------------------------------------
CLASS C SHARES
  Assuming
  Redemption           $240   $437    $755    $1,657
  Assuming no
  Redemption           $140   $437    $755    $1,657
----------------------------------------------------
CLASS D SHARES         $ 64   $202    $351    $  786
----------------------------------------------------
CLASS Y SHARES         $ 39   $122    $213    $  480
----------------------------------------------------

HSBC Investor Money Market Fund
Risk/Return Summary and Fund Expenses [LOGO]


                                 HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVES            The investment objective of the U.S.
                                 Government Money Market Fund is to provide
                                 shareholders of the Fund with liquidity
                                 and as high a level of current income as
                                 is consistent with the preservation of
                                 capital.

PRINCIPAL                        The Fund seeks to achieve this investment
INVESTMENT STRATEGIES            objective by investing in obligations
                                 issued or guaranteed by the U.S.
                                 Government, its agencies or
                                 instrumentalities with maturities of 397
                                 days or less and a dollar-weighted average
                                 portfolio maturity of 90 days or less, and
                                 repurchase agreements with respect to such
                                 obligations.

                                 The Fund invests primarily in issues of
                                 the U.S. Treasury, such as bills, notes
                                 and bonds, and issues of U.S. Government agencies and instrumentalities established under the authority of an Act of Congress.

PRINCIPAL                        AN INVESTMENT IN THE FUND IS NOT A DEPOSIT
INVESTMENT RISKS                 OF HSBC AND IS NOT INSURED OR GUARANTEED
                                 BY THE FEDERAL DEPOSIT INSURANCE
                                 CORPORATION OR ANY OTHER GOVERNMENT
                                 AGENCY. ALTHOUGH THE FUND SEEKS TO
                                 PRESERVE THE VALUE OF YOUR INVESTMENT AT
                                 $1.00 PER SHARE, IT IS POSSIBLE TO LOSE
                                 MONEY BY INVESTING IN THE FUND.

                                 Market Risk: The Fund's performance per
                                 share will change daily based on many
                                 factors, including national and
                                 international economic conditions and
                                 general market conditions.

                                 Interest Rate Risk: Changes in interest
                                 rates will affect the yield or value of
                                 the Fund's investments in debt securities.
                                 If interest rates rise, the value of the Fund's investments may fall. Conversely, if interest rates fall, the value of the Fund's investments may rise.

                                 Credit Risk: The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation.

HSBC Investor U.S. Government Money Market Fund
Risk/Return Summary and Fund Expenses      [LOGO]

WHO MAY WANT TO INVEST?             Consider investing in the Fund if you:

                                      Are seeking preservation of capital

                                      Have a low risk tolerance

                                      Are willing to accept lower potential
                                      returns in exchange for a high degree of safety

                                      Are investing for a short-term

                                    This Fund will not be appropriate for
                                    anyone:

                                      Seeking high total returns

                                      Pursuing a long-term goal or investing
                                      for retirement

                                    The investment objective and strategies of the Fund are not fundamental and may be changed without approval of Fund shareholders. If there is a change in the investment objective and strategies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

HSBC Investor U.S. Government Money Market Fund
Risk/Return Summary and Fund Expenses      [LOGO]


The bar chart on this page shows the U.S. Government Money Market Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.


The returns for Class B, Class C, Class D and Adviser (Class Y) Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.


                                              PERFORMANCE BAR
                                              CHART AND TABLE

                            Year-by-Year
                            Total Returns
                            as of 12/31
                            for Class A
                            Shares

               91      92      93      94      95      96      97      98      99
              5.59%   3.29%   2.78%   3.96%   5.44%   4.84%   4.95%   4.86%   4.30%

                            Of course, past performance does not indicate how the Fund will perform in the future.

                            Best quarter:   Q1 March 91     +1.60%
                            Worst quarter:  Q1 March 93     +0.64%

HSBC Investor U.S. Government Money Market Fund
Risk/Return Summary and Fund Expenses      [LOGO]

The table below lists the average annual total return for each class of shares for various time periods.


  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods ended
  December 31, 1999)




                             INCEPTION     PAST     PAST         SINCE
                                DATE       YEAR    5 YEARS     INCEPTION
                           ------------------------------------------------
  CLASS A                  May 3, 1990      4.30%   4.86%             4.67%
                           ------------------------------------------------
  CLASS B
  (with applicable CDSC)   Feb. 2, 1998     3.63%    N/A              3.67%
                           ------------------------------------------------
  CLASS C
  (with applicable CDSC)   N/A               N/A     N/A              N/A*
                           ------------------------------------------------
  CLASS D                  Apr. 1, 1999      N/A     N/A            N/A'D'
                           ------------------------------------------------
  ADVISER (CLASS Y)        July 1, 1996     4.66%   5.07%             4.78%
                           ------------------------------------------------
  LIPPER U.S. GOVERNMENT
  MONEY MARKET FUNDS
  AVERAGE**                                 4.44%   4.91%             3.76%
                           ------------------------------------------------



As of December 31, 1999 the 7-day yields of the Fund's Class A, B, C, D and Adviser (Class Y) Shares were 4.82%, 4.19%, N/A, 4.97% and 5.24%, respectively. For current yield information on the Fund, call 1-800-782-8183. The U.S. Government Money Market Fund's yield appears in the Wall Street Journal each Thursday.



* Average annual return information is not provided because there were no Class C shareholders as of the date of this Prospectus.



** Since May 31, 1990.



'D' Average annual return information is not provided because Class D Shares were outstanding for less than one calendar year. The information in the table provides some indication of the risks of investing in Class D Shares of the Fund by comparing the Fund's performance to a broad measure of market performance.

HSBC Investor U.S. Government Money Market Fund
Risk/Return Summary and Fund Expenses      [LOGO]


U.S. GOVERNMENT MONEY MARKET FUND

As an investor in the U.S. Government Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

The Fund offers five different types of shares:

CLASS A SHARES (or 'Investor Shares') are offered to the public, customers of Shareholder Servicing Agents and certain securities brokers on a continuous basis with no sales charge on purchases.

CLASS B SHARES are not offered for sale but are only offered as an exchange option. See 'Exchanging Your Shares.'


CLASS C SHARES are primarily offered as an exchange option, see 'Exchanging Your Shares,' but are also available for purchase by customers of HSBC Bank USA sweep programs.


CLASS D SHARES (or 'Private Investor Shares') are identical to Class A Shares, except that Class D Shares are offered only to domestic private banking clients and are subject to lower operating expenses.


ADVISER (CLASS Y) SHARES are continuously offered for sale only to customers of Shareholder Servicing Agents. At present, the only Shareholder Servicing Agents for Adviser (Class Y) Shares are the Investment Adviser (HSBC) and its affiliates.

The Fund's Statement of Additional Information contains more detailed discussion of the different classes of shares.


                                                   FEES AND EXPENSES


SHAREHOLDER
FEES
(FEES PAID DIRECTLY
FROM YOUR                  A        B        C        D        Y
INVESTMENT)              SHARES   SHARES   SHARES   SHARES   SHARES
Maximum sales charge
(load) on purchases       None     None     None     None     None
-------------------------------------------------------------------
Maximum deferred sales
charge (load) on
redemptions               None    4.00%    1.00%     None     None

ANNUAL FUND
OPERATING
EXPENSES
(EXPENSES THAT
ARE DEDUCTED               A        B        C        D        Y
FROM FUND ASSETS)        SHARES   SHARES   SHARES   SHARES   SHARES
Management fee           0.20%    0.20%    0.20%    0.20%    0.20%
-------------------------------------------------------------------
Distribution (12b-1) fee 0.00%*   0.75%    0.75%    0.00%*    None
-------------------------------------------------------------------
 Shareholder servicing
 fees                    0.60%    0.25%    0.25%    0.25%     None
 Other operating
 expenses                0.16%    0.16%    0.16%    0.16%    0.16%
Total other expenses:    0.76%    0.41%    0.41%    0.41%    0.16%
-------------------------------------------------------------------
Total Fund operating
expenses                 0.96%    1.36%    1.36%    0.61%    0.36%
-------------------------------------------------------------------



 * There are 12b-1 plans for Class A and Class D Shares, which authorize payments up to .25% of the Fund's assets. To date, no payments under the 12b-1 plans have been made.

HSBC Investor U.S. Government Money Market Fund
Risk/Return Summary and Fund Expenses      [LOGO]


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   $10,000 investment

   5% annual return

   redemption at the end of each period (unless otherwise indicated)

   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.



                                                              EXAMPLE

  U.S. GOVERNMENT
  MONEY MARKET            1       3       5        10
  FUND                   YEAR    YEARS   YEARS   YEARS
  CLASS A SHARES         $ 98    $306    $531    $1,178
  -----------------------------------------------------
  CLASS B SHARES
    Assuming
    Redemption           $538    $631    $745    $1,426
    Assuming no
    Redemption           $138    $431    $745    $1,426
  -----------------------------------------------------
  CLASS C SHARES
    Assuming
    Redemption           $238    $431    $745    $1,635
    Assuming no
    Redemption           $138    $431    $745    $1,635
  -----------------------------------------------------
  CLASS D SHARES         $ 62    $195    $340    $  762
  -----------------------------------------------------
  CLASS Y SHARES         $ 37    $116    $202    $  456
  -----------------------------------------------------

HSBC Investor New York Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses        [LOGO]


                                    HSBC INVESTOR NEW YORK TAX-FREE MONEY
                                    MARKET FUND

INVESTMENT OBJECTIVE                The investment objective of the New York
                                    Tax-Free Money Market Fund is to provide
                                    shareholders of the Fund with liquidity
                                    and as high a level of current income that
                                    is exempt from federal, New York State and
                                    New York City personal income taxes as is
                                    consistent with the preservation of
                                    capital.

PRINCIPAL INVESTMENT                The Fund seeks to achieve this investment
STRATEGIES                          objective by investing the assets of the
                                    Fund primarily in a non-diversified
                                    portfolio of short-term, high quality,
                                    tax-exempt money market instruments.

                                    The Fund invests primarily in high-quality commercial paper, municipal bonds, and municipal notes, including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes, that are exempt from federal, New York State, and New York City personal income tax.

                                    The Fund may invest more than 25% of the Fund's assets in participation interests issued by banks in industrial development bonds and other Municipal Obligations if such investments meet the prescribed quality standards for the Fund (rated AA or higher by a Nationally Recognized
                                    Statistical Ratings Organization or of
                                    comparable quality).

HSBC Investor New York Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses        [LOGO]


PRINCIPAL                           AN INVESTMENT IN THE FUND IS NOT A DEPOSIT
INVESTMENT RISKS                    OF HSBC AND IS NOT INSURED OR GUARANTEED
                                    BY THE FEDERAL DEPOSIT INSURANCE
                                    CORPORATION OR ANY OTHER GOVERNMENT
                                    AGENCY. ALTHOUGH THE FUND SEEKS TO
                                    PRESERVE THE VALUE OF YOUR INVESTMENT AT
                                    $1.00 PER SHARE, IT IS POSSIBLE TO LOSE
                                    MONEY BY INVESTING IN THE FUND.

                                    Market Risk: The Fund's performance per
                                    share will change daily based on many
                                    factors, including the quality of the
                                    instruments in the Fund's investment
                                    portfolio, national and international
                                    economic conditions and general market
                                    conditions.

                                    Interest Rate Risk: Changes in interest
                                    rates will affect the yield or value of
                                    the Fund's investments in debt securities.
                                    If interest rates rise, the value of the Fund's investments may fall. Conversely, if interest rates fall, the value of the Fund's investments may rise.

                                    Concentration Risk: Because the Fund will concentrate its investments in New York obligations and may invest a significant portion of its assets in the securities of a single issuer or sector, the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

                                    Credit Risk: The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation.
                                    Historically, New York State and other
                                    issuers of New York Municipal Obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment.

                                    Tax Risk: The Fund may invest up to 20% of its total assets in obligations the interest income on which is subject to federal, New York State and New York City personal income tax. In addition, dividends attributable to interest on certain municipal obligations may be included in a shareholder's alternative minimum taxable income.

HSBC Investor New York Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses        [LOGO]

WHO MAY WANT TO INVEST?             Consider investing in the Fund if you:

                                      Are seeking tax-free income

                                      Are seeking preservation of capital

                                      Have a low risk tolerance

                                      Are willing to accept lower potential

                                      returns in exchange for a high degree of safety

                                      Are investing for a short-term
                                      Live in New York

                                    This Fund will not be appropriate for
                                    anyone:

                                      Seeking high total returns

                                      Pursuing a long-term goal or investing
                                      for retirement

                                      Investing through a tax-advantaged
                                      retirement plan

                                    The investment objective and strategies of the Fund are not fundamental and may be changed without approval of Fund shareholders. If there is a change in the investment objective and strategies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

HSBC Investor New York Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses        [LOGO]

The bar chart on this page shows the New York Tax-Free Money Market Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.


The returns for Class B, Class C, Class D and Adviser (Class Y) Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.



                                                  PERFORMANCE BAR
                                                  CHART AND TABLE

                            Year-by-Year
                            Total Returns
                            as of 12/31
                            for Class A
                            Shares


              95      96      97      98      99
              3.46%   2.94%   3.06%   2.83%   2.43%




                            Of course, past performance does not indicate how the Fund will perform in the future.

                            Best quarter:   Q2 June 95      +0.92%
                            Worst quarter:  Q1 Mar. 99      +0.51%

HSBC Investor New York Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses        [LOGO]




The table below lists the average annual total return for each class of shares for various time periods.

  AVERAGE ANNUAL
  TOTAL RETURNS (for
  the periods
  ended December 31,
  1999)


                               INCEPTION     PAST    PAST        SINCE
                                  DATE       YEAR   5 YEARS    INCEPTION
  CLASS A                    Nov. 17, 1994   2.43%   2.94%            2.96%
                           ------------------------------------------------
  CLASS B
  (with applicable CDSC)     Apr. 29, 1998   N/A      N/A              N/A*
                           ------------------------------------------------
  CLASS C
  (with applicable CDSC)     N/A             N/A      N/A              N/A*
                           ------------------------------------------------
  CLASS D                    Apr. 1, 1999    N/A      N/A              N/A'D'
                           ------------------------------------------------
  ADVISER (CLASS Y)          July 1, 1996    2.80%   3.14%            3.15%
  LIPPER NY TAX EXEMPT MONEY
  MARKET FUNDS AVERAGE                       2.63%   2.94%            2.95%**
----------------------------------------------------------------------------



As of December 31, 1999 the 7-day yields of the Fund's Class A, B, C, D and Y shares were 3.66%, N/A, N/A, 3.82% and 4.08%, respectively. As of December 31, 1999 the 7-day tax-equivalent yields of the Fund's Class A, B, C, D and Y shares were 6.06%, N/A, N/A, 6.33% and 6.76%, respectively. For current yield information on the Fund, call 1-800-782-8183. The New York Tax-Free Money Market Fund's yield appears in the Wall Street Journal each Thursday.



 * Average annual return information is not provided because there were no Class B or Class C shareholders as of the date of this Prospectus.



** Since November 30, 1994.



'D' Average annual return information is not provided because Class D shares were outstanding for less than one Calendar year. The information in the table provides some indication of the risks of investing in Class D Shares of the Fund by comparing performance to a broad measure of market performance.

HSBC Investor New York Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses        [LOGO]

NEW YORK TAX-FREE MONEY MARKET FUND

As an investor in the New York Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

The Fund offers five different types of shares:

CLASS A SHARES (or 'Investor Shares') are offered to the public, customers of Shareholder Servicing Agents and certain securities brokers on a continuous basis with no sales charge on purchases.

CLASS B SHARES are not offered for sale but are only offered as an exchange option. See 'Exchanging Your Shares.'

CLASS C SHARES are primarily offered as an exchange option, see 'Exchanging Your Shares,' but are also available for purchase by customers of HSBC Bank USA sweep programs.

CLASS D SHARES (or 'Private Investor Shares') are identical to Class A Shares, except that Class D Shares are offered only to domestic private banking clients and are subject to lower operating expenses.

ADVISER (CLASS Y) SHARES are continuously offered for sale only to customers of Shareholder Servicing Agents. At present, the only Shareholder Servicing Agents for Adviser (Class Y) Shares are the Investment Adviser (HSBC) and its affiliates.

The Fund's Statement of Additional Information contains more detailed discussion of the different classes of shares.

                                                          FEES AND EXPENSES

SHAREHOLDER
FEES
(FEES PAID
DIRECTLY FROM         A        B        C        D        Y
YOUR INVESTMENT)    SHARES   SHARES   SHARES   SHARES   SHARES
Maximum sales
charge (load) on
purchases            None     None     None     None     None
--------------------------------------------------------------
Maximum
deferred sales
charge (load)
on redemptions       None    4.00%    1.00%     None     None

ANNUAL FUND
OPERATING
EXPENSES
(EXPENSES THAT
ARE DEDUCTED          A        B        C        D        Y
FROM FUND ASSETS)   SHARES   SHARES   SHARES   SHARES   SHARES

Management fee      0.15%    0.15%    0.15%    0.15%    0.15%
--------------------------------------------------------------
Distribution
(12b-1) fee         0.00%*   0.75%    0.75%    0.00%*    None
--------------------------------------------------------------
 Shareholder
 servicing fees     0.60%    0.25%    0.25%    0.25%     None
 Other
 operating
 expenses           0.22%    0.22%    0.22%    0.22%    0.22%
Total other
expenses:           0.82%    0.47%    0.47%    0.47%    0.22%
--------------------------------------------------------------
Total Fund
operating
expenses            0.97%    1.37%    1.37%    0.62%    0.37%
--------------------------------------------------------------

 * There are 12b-1 plans for Class A and Class D Shares, which authorize payments up to .25% of the Fund's assets. To date, no payments under the 12b-1 plans have been made.

HSBC Investor New York Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses        [LOGO]



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
   $10,000 investment

   5% annual return

   redemption at the end of each period (unless otherwise indicated)

   no changes in the Fund's operating expenses


Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

                          EXAMPLE



NEW YORK TAX-FREE       1      3       5        10
MONEY MARKET FUND      YEAR   YEARS   YEARS   YEARS

CLASS A SHARES         $ 99   $309    $536    $1,190
----------------------------------------------------
CLASS B SHARES
  Assuming Redemption  $539   $634    $750    $1,437
  Assuming no
  Redemption           $139   $434    $750    $1,437
----------------------------------------------------
CLASS C SHARES
  Assuming Redemption  $239   $434    $750    $1,646
  Assuming no
  Redemption           $139   $434    $750    $1,646
----------------------------------------------------
CLASS D SHARES         $ 63   $199    $346    $  774
----------------------------------------------------
CLASS Y SHARES         $ 38   $119    $208    $  468
----------------------------------------------------

Investment Objectives, Strategies and Risks         [LOGO]


                 HSBC INVESTOR MONEY MARKET FUND


TICKER                 CLASS A: REAXX   CLASS B: RMMBX   CLASS C: RMMCX
SYMBOLS:               CLASS D: N/A     CLASS Y: RMYXX


INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

The Money Market Fund seeks to achieve this investment objective by investing in a portfolio of high quality debt obligations with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations. The Fund primarily invests in bank certificates of deposit, bankers' acceptances, prime commercial paper, corporate obligations and U.S. government securities.


Consistent with its investment objective, the Money Market Fund:


   will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends.

   will invest to take advantage of temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market.

   may invest without limit in commercial paper of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

   may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries. The Fund will invest no more than 25% of its assets in such obligations and may do so only when, in the opinion of the Fund's investment adviser, the yield, marketability and availability of investments in those industries justify any additional risks associated with the concentration of the Fund's assets in those industries.

   may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers. These transactions will be fully collateralized at all times with cash and short-term high-quality debt obligations.

Investment Objectives, Strategies and Risks         [LOGO]


             HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND


TICKER                 CLASS A: FTRXX   CLASS B: RUGXX   CLASS C: RUSMX
SYMBOLS:               CLASS D: N/A     CLASS Y: RGYXX


INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the U.S. Government Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

The U.S. Government Money Market Fund seeks to achieve this investment objective by investing at least 65% of the assets of the Fund in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations.


Consistent with its investment objective, the U.S. Government Money Market Fund will invest in:


  * issues of the U.S. Treasury, such as bills, notes and bonds.

  * issues of U.S. Government agencies and instrumentalities established under the authority of an Act of Congress, including obligations:

     supported by the 'full faith and credit' of the United States (e.g., obligations guaranteed by the Export-Import Bank of the United States).

     supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association).

     supported only by the credit of the agency or instrumentality (e.g., obligations of the Student Loan Marketing Association).

Investment Objectives, Strategies and Risks         [LOGO]


           HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND


TICKER                 CLASS A: RNTXY   CLASS B: RNYXX   CLASS C: RTFMX
SYMBOLS:               CLASS D: N/A     CLASS Y: RYYXX


INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The investment objective of the New York Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

The New York Tax-Free Money Market Fund seeks to achieve this investment objective by investing the assets of the Fund primarily in a non-diversified portfolio of short-term, high quality, tax-exempt money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund will primarily invest in municipal bonds, notes and commercial paper issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and in participation interests issued by banks, insurance companies or other financial institutions with respect to these types of obligations.


Consistent with its investment objective, the New York Tax-Free Money Market
Fund:


   will invest at least 80% of its assets in tax-exempt obligations and at least 65% of the Fund's assets in New York Municipal Obligations (however, market conditions may from time to time limit the availability of these obligations).

   may invest up to 20% of the Fund's total assets in obligations the interest income on which is subject to federal, New York State, and New York City personal income tax.

   may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks), but only if such securities are of comparable quality and credit risk with the Municipal Obligations described above.

   may invest more than 25% of the Fund's assets in participation interests issued by banks in industrial development bonds and other Municipal Obligations if such investments meet the prescribed quality standards for the Fund.

   may acquire stand-by commitments from banks with respect to municipal obligations purchased on behalf of the Fund. The Fund intends to acquire the stand-by commitments to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Objectives, Strategies and Risks         [LOGO]


GENERAL RISK FACTORS: ALL MONEY MARKET FUNDS

The Funds expect to maintain a net asset value of $1.00 per share, but there is no assurance that the Funds will be able to do so on a continuous basis. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.


An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of a Fund are not deposits or obligations of, or guaranteed or endorsed by, HSBC or any other bank, and the Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


There can be no assurance that the investment objectives of each Fund will be achieved. In addition, each Fund's investment policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in each Fund's portfolio, which may give rise to taxable gains and reduce investment returns.

The Funds may also be subject to credit risks. The Funds could lose money if the issuer of a security owned by the Fund is unable to meet its financial obligations.

YEAR 2000


Like other funds and business organizations around the world, each Fund and its service providers rely heavily on computer systems that use date fields. The Funds could be adversely affected if the computer systems used by the Funds and their service providers do not properly process and calculate date-related information for the year 2000 and beyond (the 'Year 2000 Issue'). As of the date of this Prospectus, the Year 2000 has not resulted in any adverse consequences to the Funds, but there is no assurance that the Year 2000 Issue will not cause problems in the future.



The Funds and their service providers have taken steps to minimize risks to services critical to the Funds' operations associated with Year 2000 Issues.

Investment Objectives, Strategies and Risks         [LOGO]



The Funds currently have no reason to believe that the Year 2000 will have a material adverse effect on their business or operations but complications as yet unidentified may occur. The Funds will continue to closely monitor developments relating to the Year 2000 Issue.


SPECIFIC RISK FACTORS: MONEY MARKET FUND

The Money Market Fund may invest in U.S. dollar-denominated foreign securities. Foreign investments subject the Fund to investment risks different from those associated with domestic investments. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment, withholding taxes, or a lack of adequate company information or government regulation.

SPECIFIC RISK FACTORS: NEW YORK TAX-FREE MONEY MARKET FUND

Because this Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.


The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York Municipal Obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet its financial obligations. The financial stability of New York State is closely related to the financial stability of its localities, particularly New York City, which has required and continues to require significant financial assistance from New York State. To the extent that New York City and other New York localities require the State's assistance, the ability of the State to meet its own obligations as they come due or to obtain additional financing could be adversely affected. If this occurs, you could lose money on your investment.

Investment Objectives, Strategies and Risks         [LOGO]


The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid thereon.


The Fund may invest to a limited degree in stand-by commitments. Stand-by commitments are also subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.


While the interest on bonds issued to finance essential state and local government operations is generally exempt from federal income tax, dividends attributable to interest on certain municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax. Such dividends may result in (or may increase) shareholder liability for the alternative minimum tax.

Fund Management           [LOGO]

                          THE INVESTMENT ADVISER


HSBC Bank USA ('HSBC'), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Funds, pursuant to an Investment Advisory Contract with the HSBC Investor Funds. HSBC is a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company. HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. HSBC manages more than $80 billion in assets, including $3.2 billion in the HSBC Investor Family of Funds.



Through its portfolio management team, HSBC makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.


For these advisory services, the Funds are paid a management fee as follows:


                                         PERCENTAGE OF
                                      AVERAGE NET ASSETS
                                         AS OF 10/31/99
                                      --------------------
 MONEY MARKET FUND                            .20%
                                      --------------------
 U.S. GOVERNMENT MONEY MARKET FUND            .20%
                                       --------------------
 NEW YORK TAX-FREE MONEY MARKET FUND          .15%
                                      --------------------




                       THE DISTRIBUTOR AND ADMINISTRATOR


BISYS Fund Services ('BISYS'), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator (the 'Administrator'). Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.



BISYS also serves as the distributor (the 'Distributor') of the Fund's shares. BISYS may provide financial assistance to the Funds in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.



The Statement of Additional Information has more detailed information about the Adviser, Distributor and Administrator, and other service providers.

Shareholder Information                   [LOGO]


                                           PRICING OF FUND SHARES

------------------------

HOW NAV IS CALCULATED


The NAV for each class of shares is calculated by dividing the total value of a Fund's investments and other assets attributable to a class, less any liabilities, by the total number of outstanding shares of that class:


----------------------------
          NAV =
----------------------------
 Total Assets - Liabilities
     Number of Shares
        Outstanding
---------------------------

MONEY MARKET FUNDS

The net asset value per share (NAV) of the Money Market Fund, the U.S. Government Money Market Fund, and the New York Tax-Free Money Market Fund (collectively, the 'Money Market Funds' or 'Funds') is determined daily at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open. The New York Stock Exchange is open every weekday except for the days on which national holidays are observed.

The Funds value their securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received by the Fund (whether by mail, overnight service, or telephone). This is what is known as the offering price. If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund, as noted in the section on 'Distribution Arrangements/Sales Charges.'

Shareholder Information                   [LOGO]


                                            PURCHASING AND ADDING TO YOUR SHARES

You may purchase Funds through the HSBC Investor Funds Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

                         MINIMUM
                         INITIAL     MINIMUM
ACCOUNT TYPE           INVESTMENT   SUBSEQUENT

CLASS A AND
CLASS D SHARES
----------------------------------------------
Regular                $    1,000     $ 100
(non-retirement)
----------------------------------------------
Retirement (IRA)       $      250     $ 100
----------------------------------------------
Automatic
Investment Plan        $      250     $  25
----------------------------------------------
CLASS Y SHARES*        $1,000,000       N/A
----------------------------------------------

* HSBC clients that maintain an investment management account are not subject to the minimum initial investment requirements.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order if the Distributor considers it in the best interest of the Fund and its shareholders.

Class B Shares of the Funds are not offered for sale but are only offered as an exchange option for Class B Shareholders of the Trust's other investment portfolios.

Class C Shares are primarily offered as an exchange option, see 'Exchanging Your Shares,' but are also available for purchase by customers of HSBC Bank USA sweep programs.

--------------------------------------------------------------------------------

AVOID 31% TAX WITHHOLDING

The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

Shareholder Information                   [LOGO]

                           PURCHASING AND ADDING TO YOUR SHARES
                           CONTINUED

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT


BY REGULAR MAIL OR BY OVERNIGHT SERVICE


Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to 'HSBC Investor Funds' and include the name of the appropriate Fund(s) on the check.

Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent:

1. Use the investment slip attached to your account statement.
   Or, if unavailable,

2. Include the following information in writing:
   Fund name
   Share class
   Amount invested
   Account name
   Account number
   Include your account number on your check.

-------------------------------
ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial
institutions to send funds to
each other, almost
instantaneously. With an
electronic purchase or sale, the
transaction is made through the
Automated Clearing House (ACH)
and may take up to eight days to
clear. There is generally no fee
for ACH transactions.
-------------------------------


3. Mail investment slip and check to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.



ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.


BY WIRE TRANSFER

For information on how to request a wire transfer, call 1-800-782-8183.

Shareholder Information                   [LOGO]


                           PURCHASING AND ADDING TO YOUR SHARES
                           CONTINUED

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

   Your bank name, address and account number

   The amount you wish to invest automatically (minimum $25)

   How often you want to invest (every month, 4 times a year, twice a year or once a year)

   Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

-------------------------------------
DIRECTED DIVIDEND OPTION
By selecting the appropriate box in
the Account Application, you can
elect to receive your distributions
in cash (check) or have
distributions (capital gains and
dividends) reinvested in another
HSBC Investor Fund without a sales
charge. You must maintain the
minimum balance in each Fund into
which you plan to reinvest dividends
or the reinvestment will be
suspended and your dividends paid to
you. The Fund may modify or
terminate this reinvestment option
without notice. You can change or
terminate your participation in the
reinvestment option at any time.
------------------------------------

DIVIDENDS AND DISTRIBUTIONS


All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower operating expenses. Class D Shares receive a higher dividend than Class A Shares because Class D Shares have lower operating expenses. Adviser (Class Y) Shares receive the highest dividends because they have the lowest operating expenses. Capital gains are distributed at least annually.


Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.

Shareholder Information                   [LOGO]



You may sell your shares at any
time. Your sales price will be
the next NAV after your sell
order is accepted by the Fund,
its transfer agent, or your
investment representative.
Normally you will receive your
proceeds within a week after
your request is received. See
section on 'General Policies on
Selling Shares' below.

SELLING YOUR SHARES
--------------------------------------

WITHDRAWING MONEY FROM YOUR FUND
INVESTMENT
As a mutual fund shareholder, you are
technically selling shares when you
request a withdrawal in cash. This is
also known as redeeming shares or a
redemption of shares.
------------------------------------
CONTINGENT DEFERRED SALES CHARGE
When you sell Class B or C shares,
you will be charged a fee for any
shares that have not been held for a
sufficient length of time. These fees
will be deducted from the money paid
to you. See the sections on
'Distribution Arrangements/Sales
Charges' and 'Exchanging your Shares'
below for details.

INSTRUCTIONS FOR SELLING SHARES


If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.




BY TELEPHONE

(unless you have declined telephone sales privileges)

    1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See 'General Policies on Selling Shares -- Verifying Telephone Redemptions' below)



BY MAIL OR OVERNIGHT SERVICE

(See 'General Policies on Selling Shares -- Redemptions in Writing Required' below)

    1. Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:
       your Fund and account number
       amount you wish to redeem
       address where your check should be sent
       account owner signature
    2. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Shareholder Information                   [LOGO]


                               SELLING YOUR SHARES
                               CONTINUED



WIRE TRANSFER

You must indicate this option on your account application.

Call 1-800-782-8183 to request a wire transfer.


If you call by 12:00 p.m. Eastern time, your payment will normally be wired to your bank on the same business day. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.


The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.



ELECTRONIC REDEMPTIONS

Call 1-800-782-8183 to request an electronic redemption.

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.


If you call by 12:00 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.


Your bank may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

   Make sure you've checked the appropriate box on the Account Application, or call 1-800-782-8183.

   Include a voided personal check.

   Your account must have a value of $10,000 or more to start withdrawals.

   If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Shareholder Information                   [LOGO]


                               SELLING YOUR SHARES
                               CONTINUED

CHECK REDEMPTION SERVICE

You may write checks in amounts of $250 or more on your account in the Money Market Funds. To obtain checks, complete the signature card section of the Account Application or contact the Funds to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days written notice. You may not close your Money Market Fund account by writing a check.



REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ('IRAs').


2. Redemption requests requiring a signature guarantee, which include [any] of the following:


   Redemptions over $10,000;

   Your account registration or the name(s) on your account has changed within the last 15 days;

   The check is not being mailed to the address on your account;


   The check is not being made payable to the owner of the account; or


   The redemption proceeds are being transferred to another Fund account with a different registration.


You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


VERIFYING TELEPHONE REDEMPTIONS

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Shareholder Information                   [LOGO]


                               SELLING YOUR SHARES
                               CONTINUED

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as 'undeliverable' or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

Shareholder Information                   [LOGO]


                               DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

                       CLASS A SHARES        CLASS C SHARES          CLASS D SHARES          CLASS Y SHARES
Sales Charge (Load)    No front-end sales    No front-end sales      No front-end sales      No front-end sales
                       charge.               charge. A contingent    charge.                 charge.
                                             deferred sales charge
                                             (CDSC) may be imposed
                                             on shares redeemed
                                             within one year
                                             after purchase.
------------------------------------------------------------------------------------------------------------------
 Distribution (12b-1)  Subject to            Subject to combined     Subject to              No distribution or
 and Service Fees      aggregate annual      annual distribution     aggregate annual        service fees.
                       distribution and      and shareholder         distribution and
                       shareholder           servicing fees of       shareholder
                       servicing fees of     up to 1.00% annually    servicing fees of
                       up to .60% of the     of the Fund's average   up to .25% of the
                       Fund's total          daily net assets.       Fund's total
                       assets.                                       assets.
------------------------------------------------------------------------------------------------------------------
 Fund Expenses         Lower annual          Higher annual           Lower annual            Lower annual
                       expenses than         expenses than           expenses than           expenses than
                       Class B or C          Class A, B, D           Class A, B or C         Class A, B, C
                       shares.               or Y shares.           shares.                 or D shares.
------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Class B Shares are not being sold but are only offered as an exchange option for Class B shareholders of other funds in the HSBC Investor Family of Funds who wish to exchange some or all of those shares for Class B Shares of the Money Market Funds. Although Class B Shares are not subject to a sales charge when a shareholder exchanges Class B Shares of another Trust portfolio, they may be subject to a contingent deferred sales charge (CDSC) when redeemed. See 'Exchanging Your Shares' below. In addition, Class B Shares are subject to an aggregate annual distribution and shareholder servicing fees of up to 1.00% of the Funds' assets. Shareholders of Class B Shares pay higher annual expenses than shareholders of Class A Shares, Class D Shares and Class Y Shares.

CLASS C SHARES

Class C Shares are primarily offered as an exchange option for Class C shareholders of other funds in the HSBC Investor Family of Funds who wish to exchange some or all of those shares for Class C Shares of the Money Market Funds. Customers of HSBC Bank USA sweep programs are able to purchase
Class C Shares of the Money Market Funds.

Shareholder Information                   [LOGO]


                               DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                               CONTINUED

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES


The Funds have adopted Distribution ('12b-1') plans for Class A, Class B, Class C and Class D Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment.


   The 12b-1 fees vary by share class as follows:

       Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund.

       Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares, Class D Shares, and Class Y Shares.

       Class D Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund.

       Class Y Shares do not pay a 12b-1 fee.

   The higher 12b-1 fees on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an 'up-front' sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

   In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.60%. Class B, Class C and Class D Shares are subject to a shareholder servicing fee of up to 0.25%.

   The aggregate of the 12b-1 fees and shareholder servicing fees will not exceed 0.60% for the Class A Shares, 1.00% for the Class B and Class C Shares, and 0.25% for Class D Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

Shareholder Information                   [LOGO]


                                 DISTRIBUTION ARRANGEMENTS/SALES CHARGES


CLASS B SHARES

Investors purchasing shares of the Funds will ordinarily purchase either Class A Shares, Class D Shares or Class Y Shares. Class C Shares of the Money Market Funds are only available for purchase by customers of HSBC Bank USA sweep programs. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If you exchange shares of other HSBC Investor Funds for shares of the Funds and wish to sell your shares, Class B Shares may be subject to a contingent deferred sales charge ('CDSC').

Specifically, Class B Shares of the Fund will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years.
In such cases, the CDSC will be:

----------------------------------------------------------------------
                                         CDSC AS A % OF DOLLAR
      YEARS SINCE PURCHASE             AMOUNT SUBJECT TO CHARGE
----------------------------------------------------------------------
               0-1                               4.00%
               1-2                               3.00%
               2-3                               2.00%
               3-4                               1.00%
           more than 4                           None
----------------------------------------------------------------------

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Shareholder Information                   [LOGO]


                              DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                              CONTINUED



CONVERSION FEATURE -- CLASS B SHARES

   Class B Shares of the Money Market Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.


   After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase your investment return compared to the Class B Shares.


   You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.


   If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) you receive will equal the dollar value of the Class B shares converted.


CLASS C SHARES


Class C Shares of the Money Market Funds are only available for purchase by customers of HSBC Bank USA sweep programs.


Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If you purchase Class C Shares or exchange Class C Shares of other HSBC Investor Funds for Class C Shares of the Funds and wish to sell your shares, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.


Unlike Class B Shares, Class C Shares have no conversion feature.


WAIVER OF SALES CHARGES -- CLASS B SHARES AND CLASS C SHARES


The following qualify for waivers of sales charges:


   Distributions following the death or disability of a shareholder.


   Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.


   Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Shareholder Information                   [LOGO]


                              EXCHANGING YOUR SHARES


You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see 'Notes on Exchanges' below). No transaction fees are charged for exchanges.


You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.


Exchanges may be made by sending a written request to HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183.
Please provide the following information:


   Your name and telephone number


   The exact name on your account and account number


   Taxpayer identification number (usually your social security number)


   Dollar value or number of shares to be exchanged


   The name of the Fund from which the exchange is to be made


   The name of the Fund into which the exchange is being made.


See 'Selling your Shares' for important information about telephone transactions.


To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited.


NOTES ON EXCHANGES


When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.


The registration and tax identification numbers of the two accounts must be identical.


The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.


Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.


Class A Shares of the HSBC Investor Funds may be exchanged for Class D Shares of the Money Market Funds only if you are otherwise eligible to receive them. In all other cases, you will receive Class A Shares of the Money Market Funds in exchange for your Class A Shares of the HSBC Investor Funds.

Shareholder Information                   [LOGO]


                               DIVIDENDS, DISTRIBUTIONS AND TAXES


   The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.



   A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.


   Any income a Fund receives in the form of interest and dividends is paid out, less expenses, to its shareholders. Shares begin accruing interest and dividends on the day they are purchased.

   Dividends on all Funds are paid monthly. Capital gains for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.


   Dividends are generally taxable as ordinary income; however, distributions of tax-exempt interest income earned by the New York Tax-Free Money Market Fund are expected to be exempt from the regular federal income tax.



   If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.



   Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.


   There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

   You will be notified before February 1 of each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Shareholder Information                   [LOGO]


   As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


   Foreign shareholders may be subject to special withholding requirements.

   If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

   There is a penalty on certain pre-retirement distributions from retirement accounts.

Financial Highlights             [LOGO]


The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.



Financial information for Class B Shares of the Money Market Fund and Class C Shares of all the HSBC Investor Money Market Funds is not shown because these shares were not offered prior to October 31, 1999.

Financial Highlights             [LOGO]



                   HSBC INVESTOR MONEY MARKET FUND



CLASS A (INVESTOR) SHARES




                                                                FOR THE PERIOD
                                                             NOVEMBER 13, 1998 TO
                                                             OCTOBER 31, 1999(d)
NET ASSET VALUE, BEGINNING OF PERIOD                                $   1.00
-----------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                                 0.043
 Net realized gains from investment transactions                       0.000*
-----------------------------------------------------------------------------------
     Total from investment activities                                  0.043
-----------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                                (0.043)
-----------------------------------------------------------------------------------
     Total dividends                                                  (0.043)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $   1.00
-----------------------------------------------------------------------------------
TOTAL RETURN                                                            4.42%(c)
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                                $226,783
 Ratio of expenses to average net assets                                0.67%(b)
 Ratio of net investment income to average net assets                   4.44%(b)
 Ratio of expenses to average net assets (a)                            0.75%(b)
-----------------------------------------------------------------------------------



 * Less than $0.001 per share.


(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


(b) Annualized.


(c) Not annualized.

(d) Period from commencement of operations.

                       See notes to financial statements.

Financial Highlights             [LOGO]



                   HSBC INVESTOR MONEY MARKET FUND



CLASS D (PRIVATE INVESTOR) SHARES



                                                               FOR THE PERIOD
                                                             APRIL 1, 1999 TO
                                                            OCTOBER 31, 1999(d)

NET ASSET VALUE, BEGINNING OF PERIOD                               $  1.00
----------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                               0.027
 Net realized gains from investment
   transactions                                                      0.000*
----------------------------------------------------------------------------------
     Total from investment activities                                0.027
----------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                              (0.027)
----------------------------------------------------------------------------------
     Total dividends                                                (0.027)
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $  1.00
----------------------------------------------------------------------------------
TOTAL RETURN                                                          2.69%(c)
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                               $46,863
 Ratio of expenses to average net assets                              0.59%(b)
 Ratio of net investment income to average net assets                 4.56%(b)
 Ratio of expenses to average net assets (a)                          0.62%(b)
----------------------------------------------------------------------------------



 * Less than $0.001 per share.


(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


(b) Annualized.


(c) Not annualized.

(d) Period from commencement of operations.

                       See notes to financial statements.

Financial Highlights             [LOGO]



                   HSBC INVESTOR MONEY MARKET FUND



ADVISER (CLASS Y) SHARES



                                                                FOR THE PERIOD
                                                            NOVEMBER 12, 1998 TO
                                                                 OCTOBER 31,
                                                                   1999(d)
NET ASSET VALUE, BEGINNING OF PERIOD                                $  1.00
-----------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                              0.047
   Net realized gains from investment transactions                    0.000*
-----------------------------------------------------------------------------------
       Total from investment activities                               0.047
-----------------------------------------------------------------------------------
Dividends:
   Net investment income                                             (0.047)
-----------------------------------------------------------------------------------
       Total dividends                                               (0.047)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $  1.00
-----------------------------------------------------------------------------------
TOTAL RETURN                                                           4.76%(c)
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's)                              $73,672
   Ratio of expenses to average net assets                             0.31%(b)
   Ratio of net investment income to average net assets                4.77%(b)
   Ratio of expenses to average net assets(a)                          0.40%(b)
-----------------------------------------------------------------------------------



 * Less than $0.001 per share.


(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


(b) Annualized.


(c) Not annualized.

(d) Period from commencement of operations.

                       See notes to financial statements.

Financial Highlights             [LOGO]


             HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND


CLASS A (INVESTOR) SHARES


                                         ONE MONTH
                            FOR THE       PERIOD
                          YEAR ENDED       ENDED                 FOR THE YEARS ENDED SEPTEMBER 30,
                          OCTOBER 31,   OCTOBER 31,       -----------------------------------------------
                             1999          1998             1998         1997         1996         1995
NET ASSET VALUE,
 BEGINNING OF PERIOD       $   1.00     $     1.00        $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income        0.042          0.004           0.048        0.048        0.049        0.052
 Net realized gains from
  investment
  transactions                0.000*         0.000*          0.000*       0.000*          --           --
---------------------------------------------------------------------------------------------------------
    Total from
     investment
     activities               0.042          0.004           0.048        0.048        0.049        0.052
---------------------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income       (0.042)        (0.004)         (0.048)      (0.048)      (0.049)      (0.052)
 In excess of net
  investment income          (0.000)*           --              --           --           --           --
 Net realized gains from
  investment
  transactions               (0.000)*           --          (0.000)*         --           --           --
---------------------------------------------------------------------------------------------------------
    Total dividends          (0.042)        (0.004)         (0.048)      (0.048)      (0.049)      (0.052)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                    $   1.00     $     1.00        $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                   4.24%          0.39%(c)        5.00%        4.89%        4.98%        5.27%
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  year (000's)            9$32,874..    $1,055,163        $988,236     $505,702     $246,368     $113,218
 Ratio of expenses to
  average net assets           0.66%          0.50%(b)        0.52%        0.59%        0.57%        0.58%
 Ratio of net investment
  income to average net
  assets                       4.16%          4.40%(b)        4.89%        4.80%        4.80%        5.17%
 Ratio of expenses to
  average net assets           0.66%          0.60%(a)(b)     0.62%(a)     0.71%(a)     0.75%(a)     0.78%(a)
---------------------------------------------------------------------------------------------------------


* Less than $0.001 per share.


(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


(b) Annualized.


(c) Not annualized.


                       See notes to financial statements.

Financial Highlights             [LOGO]


               HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND


CLASS B SHARES


                                                       ONE MONTH
                                          FOR THE       PERIOD       FOR THE PERIOD
                                        YEAR ENDED       ENDED      FEBRUARY 2, 1998
                                        OCTOBER 31,   OCTOBER 31,   TO SEPTEMBER 30,
                                          1999          1998          1998(d)
Net Asset Value, Beginning of Period       $1.00         $1.00            $1.00
------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                     0.035         0.003            0.002
 Net realized gains from investment
   transactions                            0.000*        0.000*              --
------------------------------------------------------------------------------------
       Total from investment
         activities                        0.035         0.003            0.002
------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                    (0.035)       (0.003)          (0.002)
 Net realized gains from investment
   transactions                           (0.000)*          --               --
------------------------------------------------------------------------------------
       Total dividends                    (0.035)       (0.003)          (0.002)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $1.00         $1.00            $1.00
------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION
 CHARGE)                                    3.54%         0.32%(c)         0.22%(c)

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)        $119          $113             $113
 Ratio of expenses to average net
   assets                                   1.34%         1.25%(b)         1.27%(b)
 Ratio of net investment income to
   average net assets                       3.49%         3.65%(b)         4.14%(b)
 Ratio of expenses to average net
   assets                                   1.34%         1.35%(a)(b)      1.37%(a)(b)
------------------------------------------------------------------------------------



* Less than $0.001 per share.


(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


(b) Annualized.


(c) Not annualized.

(d) Period from commencement of operations.

                       See notes to financial statements.

Financial Highlights             [LOGO]


            HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND


CLASS D (PRIVATE INVESTOR) SHARES


                                                                FOR THE PERIOD
                                                               APRIL 1, 1999 TO
                                                             OCTOBER 31, 1999(d)

NET ASSET VALUE, BEGINNING OF PERIOD                               $   1.00
----------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                                0.025
 Net realized gains from investment transactions                      0.000*
----------------------------------------------------------------------------------
       Total income from investment activities                       0.0025
----------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                               (0.025)
 In excess of net investment income                                  (0.000)*
----------------------------------------------------------------------------------
       Total dividends                                               (0.025)
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $   1.00
----------------------------------------------------------------------------------
TOTAL RETURN                                                           2.53%(c)
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $465,526
 Ratio of expenses to average net assets                               0.60%(b)
 Ratio of net investment income to average net assets                  4.26%(b)
 Ratio of expenses to average net assets                               0.60%(b)
----------------------------------------------------------------------------------


 * Less than $0.001 per share.


(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Annualized.

(c) Not annualized.

(d) Period from commencement of operations.

                       See notes to financial statements.

Financial Highlights             [LOGO]


             HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND


ADVISER (CLASS Y) SHARES


                                           FOR THE        FOR THE YEARS
                             FOR THE        PERIOD            ENDED        FOR THE PERIOD
                             YEAR ENDED     ENDED         SEPTEMBER 30,    JULY 1, 1996,
                             OCTOBER 31,   OCTOBER 31,   ---------------   TO SEPTEMBER 30,
                               1999          1998         1998     1997      1996(d)
NET ASSET VALUE, BEGINNING
 OF PERIOD                      $1.00         $1.00       $1.00    $1.00         $1.00
------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income          0.045         0.004       0.058    0.050         0.012
 Net realized gains from
   investment transactions      0.000*           --       0.000*   0.000*           --
------------------------------------------------------------------------------------------
Total from investment
 activities                     0.045         0.004       0.058    0.050         0.012
------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income         (0.045)       (0.004)     (0.058)  (0.050)       (0.012)
 In excess of net
   investment income           (0.000)*          --          --       --            --
 Net realized gains from
   investment transactions     (0.000)*          --      (0.000)*     --            --
------------------------------------------------------------------------------------------
Total dividends                (0.045)       (0.004)     (0.058)  (0.050)       (0.012)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                         $1.00         $1.00       $1.00    $1.00         $1.00
------------------------------------------------------------------------------------------
TOTAL RETURN                     4.57%         0.41%(c)    5.27%    5.15%         1.24%(c)
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of
   period (000's)              $38,858       $34,617     $29,023  $16,180       $1,413
 Ratio of expenses to
   average net assets            0.34%         0.25%(b)    0.27%     0.33%        0.43%(b)
 Ratio of net investment
   income to average net
   assets                        4.47%         4.65%(b)    5.14%     5.06%        4.90%(b)
 Ratio of expenses to
   average net assets            0.34%         0.35%(a)(b) 0.37%(a)  0.45%(a)     0.61%(a)(b)
------------------------------------------------------------------------------------------



* Less than $0.001 per share.


(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


(b) Annualized.


(c) Not annualized.


(d) Period from commencement of operations.


                       See notes to financial statements.

Financial Highlights             [LOGO]


                        HSBC INVESTOR NEW YORK TAX-FREE
                        MONEY MARKET FUND



CLASS A (INVESTOR) SHARES



                                                                          FOR THE PERIOD
                                    FOR THE YEARS ENDED OCTOBER 31,      NOVEMBER 17, 1994
                                --------------------------------------    TO OCTOBER 31,
                                 1999      1998      1997        1996        1995(d)
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $  1.00   $  1.00   $  1.00     $ 1.00        $ 1.00
-------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income            0.023     0.029     0.030      0.030         0.033
 Net realized gains from
   investment transactions        0.000*    0.000*    0.000*        --            --
-------------------------------------------------------------------------------------------
    Total from investment
      activities                  0.023     0.029     0.030      0.030         0.033
-------------------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income           (0.023)   (0.029)   (0.030)    (0.030)       (0.033)
 Net realized gains from
   investment transactions           --    (0.000)*      --         --            --
-------------------------------------------------------------------------------------------
Total dividends                  (0.023)   (0.029)   (0.030)    (0.030)       (0.033)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $  1.00   $  1.00   $  1.00     $ 1.00        $ 1.00
-------------------------------------------------------------------------------------------
TOTAL RETURN                       2.36%     2.95%     3.01%      3.04%         3.31%(b)
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
   (000's)                     $113,583  $153,592  $123,324    $78,594       $52,652
 Ratio of expenses to average
   net assets                      0.70%     0.58%     0.60%      0.54%         0.41%(c)
 Ratio of net investment
   income to average net
   assets                          2.39%     2.90%     2.98%      2.97%         3.45%(c)
 Ratio of expenses to average
   net assets                      0.70%     0.66%(a)  0.72%(a)   0.63%(a)      0.65%(a)(c)
-----------------------------------------------------------------------------------------



* Less than $0.001 per share.


(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


(b) Not annualized.


(c) Annualized.


(d) Period from commencement of operations.

                       See notes to financial statements.

Financial Highlights             [LOGO]


                        HSBC INVESTOR NEW YORK TAX-FREE
                        MONEY MARKET FUND


CLASS B SHARES


                                                                  FOR THE PERIOD
                                               FOR THE            APRIL 29, 1998
                                              YEAR ENDED           TO OCTOBER 31,
                                              OCTOBER 31, 1999        1998(d)
NET ASSET VALUE, BEGINNING OF PERIOD               $1.00               $ 1.00
---------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                --                0.012
 Net realized gains from investment
   transactions                                       --                0.000*
---------------------------------------------------------------------------------
Total from investment activities                   0.000                0.012
---------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                --               (0.012)
---------------------------------------------------------------------------------
Total dividends                                    0.000               (0.012)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $1.00                $1.00
---------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)           0.00%                1.24%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period                         $10                  $10
 Ratio of expenses to average net assets              --                 1.33%(b)
 Ratio of net investment income to average
   net assets                                         --                 2.15%(b)
 Ratio of expenses to average net (a)                 --                 1.41%(b)
---------------------------------------------------------------------------------



* Less than $0.001 per share.


(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


(b) Annualized.


(c) Not annualized.


(d) Period from commencement of operations.


(e) Class B Shares operated from April 29, 1998 to September 11, 1998. Since September 11, 1998 net assets represent seed money and accordingly no income or expenses have been allocated to the class.


                       See notes to financial statements.

Financial Highlights             [LOGO]


                        HSBC INVESTOR NEW YORK TAX-FREE
                        MONEY MARKET FUND


CLASS D (PRIVATE INVESTOR) SHARES


                                                               FOR THE PERIOD
                                                               APRIL 1, 1999
                                                               TO OCTOBER 31,
                                                                 1999(d)
NET ASSET VALUE, BEGINNING OF PERIOD                               $  1.00
------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                                               0.015
 Net realized gains from investment
   transactions                                                      0.000*
------------------------------------------------------------------------------
 Total from investment activities                                    0.015
------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                                              (0.015)
------------------------------------------------------------------------------
 Total dividends                                                    (0.015)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $  1.00
------------------------------------------------------------------------------
TOTAL RETURN                                                          1.50%(c)
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)                               $39,443
 Ratio of expenses to average net assets                              0.63%(b)
 Ratio of net investment income to average net assets                 2.51%(b)
 Ratio of expenses to average net assets                              0.63%(b)
------------------------------------------------------------------------------


 *  Less than $0.001 per share.


(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


(b) Annualized.


(c) Not annualized.


(d) Period from commencement of operations.


                       See notes to financial statements.

Financial Highlights             [LOGO]


                        HSBC INVESTOR NEW YORK TAX-FREE
                        MONEY MARKET FUND


ADVISER (CLASS Y) SHARES


                                           FOR THE YEARS ENDED       FOR THE PERIOD
                                                OCTOBER 31,           JULY 1, 1996
                                      ----------------------------   TO OCTOBER 31,
                                       1999     1998        1997         1996(d)
NET ASSET VALUE, BEGINNING OF
 PERIOD                               $ 1.00   $  1.00      $ 1.00        $ 1.00
----------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 Net investment income                 0.027     0.031       0.032         0.010
 Net realized gains from investment
   transactions                        0.000*    0.000*      0.000*           --
----------------------------------------------------------------------------------
     Total from investment
       activities                      0.027     0.031       0.032         0.010
----------------------------------------------------------------------------------
DIVIDENDS:
 Net investment income                (0.027)   (0.031)     (0.032)       (0.010)
 Net realized gains from investment
   transactions                           --    (0.000)*        --            --
----------------------------------------------------------------------------------
     Total dividends                  (0.027)   (0.031)     (0.032)       (0.010)
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $ 1.00   $  1.00      $ 1.00        $ 1.00
----------------------------------------------------------------------------------
TOTAL RETURN                            2.70%     3.21%       3.27%         1.03%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)  $11,986  $10,759      $8,674        $3,714
 Ratio of expenses to average net
   assets                               0.38%     0.33%       0.35%         0.35%(b)
 Ratio of net investment income to
   average net assets                   2.71%     3.15%       3.23%         3.12%(b)
 Ratio of expenses to average net
   assets                               0.38%     0.41%(a)    0.47%(a)      0.45%(a)(b)
----------------------------------------------------------------------------------


* Less than $0.001 per share.


(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


(b) Annualized.


(c) Not annualized.


(d) Period from commencement of operations.


                       See notes to financial statements.

Taxable Equivalent Yield Tables      [LOGO]


                        TAXABLE EQUIVALENT YIELD TABLES



The tables below show the approximate taxable yields which are equivalent to tax-exempt yields, for the ranges indicated, under (i) federal and New York State personal income tax laws, and (ii) federal, New York State and New York City personal income tax laws, in each case based upon the applicable 2000 rates. Such yields may differ under the laws applicable to subsequent years if the effect of any such law is to change any tax bracket or the amount of taxable income which is applicable to a tax bracket. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file single returns and for those investors who file joint returns. For cases in which two or more state (or city) brackets fall within a federal bracket, the highest state (or city) bracket is combined with the federal bracket. The combined income tax brackets shown reflect the fact that state and city income taxes are currently deductible as an itemized deduction for federal tax purposes (however, a taxpayer's itemized deductions may be subject to an overall limitation, the effect of which has not been taken into account in preparing these tables).



                        FEDERAL AND NEW YORK STATE TABLE



------------------------------------------------------------------------------------------------------------------
          TAXABLE INCOME*                                                 TAX-EXEMPT YIELD
------------------------------------   INCOME      ---------------------------------------------------------------
     SINGLE              JOINT           TAX       2.50%   3.00%   3.50%   4.00%   4.50%   5.00%   5.50%    6.00%
     RETURN             RETURN         BRACKET**                      EQUIVALENT TAXABLE YIELD
-----------------  -----------------   ---------   ---------------------------------------------------------------
$     0-26,250     $        0-43,850    20.80%     3.16%   3.79%   4.42%   5.05%   5.68%   6.31%    6.95%    7.58%
$ 26,251-$ 63,550  $  43,851-105,950    32.90%     3.73%   4.47%   5.22%   5.95%   6.71%   7.46%    8.20%    8.95%
$ 63,551-132,600   $ 105,951-161,450    35.70%     3.89%   4.67%   5.44%   6.22%   7.00%   7.78%    8.56%    9.34%
$132,601-$288,350  $161,450-$283,350    40.40%     4.19%   5.03%   5.87%   6.71%   7.55%   8.39%    9.23%   10.06%
    > $288,350            > $283,350    43.70%     4.44%   5.33%   6.22%   7.11%   8.00%   8.89%    9.78%   10.66%






 * Net amount subject to federal and New York State personal income tax after deductions and exemptions.



** Effective combined federal and state tax bracket.



This table does not take into account: (i) any taxes other than the regular federal income tax and the regular New York State personal income tax; or
(ii) the New York State tax table benefit recapture tax. Also, it is assumed that: (i) there are no federal or New York State minimum taxes applicable;
(ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her taxable income for New York State income tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

Taxable Equivalent Yield Tables      [LOGO]


                FEDERAL, NEW YORK STATE AND NEW YORK CITY TABLE



-------------------------------------------------------------------------------------------------------------------
          TAXABLE INCOME*                                                TAX-EXEMPT YIELD
-----------------------------------    INCOME     -----------------------------------------------------------------
     SINGLE              JOINT           TAX       2.50%   3.00%   3.50%   4.00%   4.50%   5.00%    5.50%    6.00%
     RETURN             RETURN         BRACKET**                     EQUIVALENT TAXABLE YIELD
-----------------  -----------------   ---------   ----------------------------------------------------------------
$    0-$26,250     $        0-43,850    23.60%     3.27%   3.93%   4.58%   5.24%   5.89%    6.54%    7.20%    7.85%
$ 26,251-$ 63,550  $ 43,851-$105,950    35.32%     3.87%   4.64%   5.41%   6.18%   6.96%    7.73%    8.06%    9.28%
$ 63,551-$ 132,600 $105,051-$161,450    38.01%     4.03%   4.84%   5.65%   6.45%   7.26%    8.07%    8.87%    9.68%
$132,601-$288,350  $161-450-$283,350    42.51%     4.35%   5.22%   6.09%   6.96%   7.83%    8.70%    9.56%   10.44%
    > $288,350            > $283,350    45.74%     4.61%   5.53%   6.45%   7.37%   8.29%    9.21%   10.14%   11.06%



------------



 * Net amount subject to federal, New York State and New York City personal income tax after deductions and exemptions.



** Effective combined federal, state and city tax bracket.



This table does not take into account: (i) any taxes other than the regular federal income tax, the regular New York State personal income tax, and the regular New York City personal income tax (including the temporary tax surcharge and the additional tax); or (ii) the New York State tax table benefit recapture tax. Also, it is assumed that: (i) there are no federal, state or city minimum taxes applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her income for state and city tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.



While it is expected that most of the dividends paid to the shareholders of the New York Tax-Free Bond Fund will be exempt from federal, New York State and New York City personal income taxes, portions of such dividends from time to time may be subject to such taxes.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENTS OF ADDITIONAL INFORMATION (SAIS):

The SAIs provide more detailed information about the Funds, including their operations and investment policies. They are incorporated by reference and legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAIS, PROSPECTUSES OF OTHER MEMBERS OF THE HSBC INVESTOR FAMILY OF FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER OR HSBC BROKERAGE (USA) INC. AT 1-888-525-5757. OR CONTACT THE FUNDS AT:


                    HSBC INVESTOR FUNDS
                    PO BOX 182845
                    COLUMBUS, OHIO 43218-2845
                    TELEPHONE: 1-800-782-8183
                    -----------------------------------

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


 For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8070.


 Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-4782.

RFFMM (3/00)


                              STATEMENT OF DIFFERENCES

The dagger symbol shall be expressed as.................................'D'